Estimated Fair Values of Outstanding Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 21,862	¥ 18,518
Fair Values of Liabilities Derivative	41,998	41,218
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	261	162
Fair Values of Liabilities Derivative	20,134	15,216
Designated as Hedging Instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	1,227	14,017
Designated as Hedging Instrument | Interest rate contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	18,892	1,184
Designated as Hedging Instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	2	151
Designated as Hedging Instrument | Interest rate contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	254
Designated as Hedging Instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	15	15
Designated as Hedging Instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	5	11
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	21,601	18,356
Fair Values of Liabilities Derivative	21,864	26,002
Not Designated as Hedging Instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	147	4,390
Not Designated as Hedging Instrument | Interest rate contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	2,784
Not Designated as Hedging Instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative		5
Not Designated as Hedging Instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	18,933	21,612
Not Designated as Hedging Instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	20,706	18,345
Not Designated as Hedging Instrument | Foreign exchange contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	895	5
Not Designated as Hedging Instrument | Credit contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative		¥ 1